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Deutsche Bank Alex. Brown

Deutsche Bank Alex. Brown
Cash Reserve Fund

Prime Series
Treasury Series
Tax-Free Series

Semiannual Report

September 30, 2002

Table of Contents

Portfolio Management Review <Click Here>

Deutsche Bank Alex. Brown Cash Reserve Fund

Schedule of Investments <Click Here>

Statements of Assets and Liabilities <Click Here>

Statements of Operations <Click Here>

Statements of Changes in Net Assets <Click Here>

Financial Highlights <Click Here>

Notes to Financial Statements <Click Here>

Shareholder Meeting Results <Click Here>

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, talk to your financial representative or call Shareholder Services at (800) 730-1313. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio Management Review

We are pleased to report on the progress of your Fund for the six months ended September 30, 2002. At the end of the period, the Fund's net assets totaled $5.6 billion. The distribution of the Fund's assets among its three series is illustrated in the following pie chart.

Portfolio Diversification (Net Assets as of 9/30/02)

In the following interview, New York-based Portfolio Managers Darlene M. Rasel, Jan Buenner and Steven Boyd discuss the Deutsche Bank Alex. Brown Cash Reserve Fund's strategy and the market environment during the six-month period ended September 30, 2002, and offer an outlook for the months ahead.

Q: How did the Fund's series perform?

A: The Prime Series had a 7-day current yield on September 30, 2002, of 1.19 percent, compared with 1.06 percent for its benchmark, the iMoneyNet First Tier Retail Money Funds Average. The Treasury Series had a 7-day current yield on September 30, 2002, of 1.08 percent, compared with 1.10 percent for its benchmark, the iMoneyNet Treasury Retail Money Funds Average. The Tax-Free Series had a 7-day current yield on September 30, 2002, of 0.94 percent, compared with 1.01 percent for its benchmark, the iMoneyNet National Retail Tax-Free Money Funds Average. At the end of the semiannual period, the Fund's net assets totaled $5.6 billion. (Prime Series $4.09 billion; Treasury Series $605.4 million; Tax-Free Series $911.2 million.)

We continued to manage the Fund conservatively, maintaining high portfolio quality, adjusting weighted average maturities in response to market conditions and strictly limiting exposure to any particular issuer. As evidence of our insistence on these high investment standards, the Prime Series, Treasury Series and Tax-Free Series each maintained an "AAAm" rating, as measured by Standard & Poor's (S&P). This rating is the highest that S&P awards to money market funds. Of course, ratings are subject to change and do not remove market risk.

Q: Will you provide specific examples of your investment strategies during the past six months?

A: Our strategy in the Prime Series continued to be concentrated on investing in high-quality issues. As of September 30, 2002, 69 percent of the Prime Series was invested in securities rated A1+/P1 and 14 percent in securities rated A1/P1, by S&P and Moody's. The remaining 17 percent of the Series was primarily invested in federal agency securities with long-term AAA ratings and in AAA-rated money market funds, as rated by S&P and Moody's.

For much of the period, we maintained a "barbell strategy," whereby we purchased longer-dated securities to take advantage of a steep yield curve and offset this with short-term paper for liquidity purposes. While this strategy worked for a good part of the semiannual period, it lost its appeal as the yield curve flattened toward the end of the third quarter. The large percentage of overnight holdings became vulnerable to potential interest rate cuts by the Federal Reserve Board. Thus, we began replacing these shorter-term holdings in the portfolio with purchases at the intermediate portion of the money market yield curve. We continued to add callable federal agency securities to the portfolio. We maintained an aggressive weighted average maturity, generally of 50 to 55 days, for most of the semiannual period. The series' weighted average maturity at September 30, 2002, stood at 55 days, as compared with 49 days for its benchmark.

As of September 30, 2002, 32.93 percent of the Prime Series was invested in commercial paper, 16.72 percent in corporate floating rate securities, 1.11 percent in corporate bonds, 9.35 percent in euro certificates of deposit, 3.67 percent in Yankee certificates of deposit and 36.22 percent in US agency securities, money market funds and cash or cash equivalents.

Weighted Average Maturity	(as of 9/30/02)

Deutsche Bank Alex. Brown Cash Reserve Fund Prime Series iMoneyNet First Tier Retail Money Funds Average	55 days 49 days
Deutsche Bank Alex. Brown Cash Reserve Fund Treasury Series iMoneyNet Treasury Retail Money Funds Average	54 days 53 days
Deutsche Bank Alex. Brown Cash Reserve Fund Tax-Free Series iMoneyNet National Retail Tax-Free Money Funds Average	44 days 42 days

Source: iMoneyNet, Inc. "Money Funds Report."

The Money Funds Averages are average maturities of all funds in their respective categories.

7 Day Current Yield	(as of 9/30/02)

Deutsche Bank Alex. Brown Cash Reserve Fund Prime Series[1] iMoneyNet First Tier Retail Money Funds Average[2]	1.19% 1.06%
Deutsche Bank Alex. Brown Cash Reserve Fund Treasury Series[1] iMoneyNet Treasury Retail Money Funds Average[2]	1.08%[3] 1.10%
Deutsche Bank Alex. Brown Cash Reserve Fund Tax-Free Series[1,4] iMoneyNet National Retail Tax-Free Money Funds Average[2]	0.94% 1.01%

1 Past performance is not indicative of future results. Yields will fluctuate. "Current Yield" is computed pursuant to a SEC standardized formula and represents the income generated by an investment in the Fund over a 7-day period. This income is then annualized.
2 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.
3 The investment advisor has contractually agreed to waive its fees until August 1, 2003. Without such fee waivers the 7-day current yield would have been 1.03%.
4 For certain investors a portion of the Fund's income may be subject to the federal alternative minimum tax. Distribution of the Fund's income may be subject to state and local taxes.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Q: What was your investment strategy in the Treasury Series?

A: As in the Prime Series, we maintained a barbell strategy in the Treasury Series for most of the semiannual period. This barbell strategy means large positions in short-term US Treasury bills were complemented by longer-dated US Treasury bills and notes, taking advantage of the steep yield curve that prevailed in the spring and summer months. As the semiannual period came to a close, the yield curve had flattened substantially. We then adjusted our strategy to include purchases of securities in the middle of the Treasury yield curve.

We kept the series' weighted average maturity mostly in the 45- to 55-day range. On September 30, 2002, the series' weighted average maturity stood at 54 days, as compared to 53 days for its benchmark. At the end of the semiannual period, approximately 94.15 percent of the portfolio was invested in short-term Treasury bills and 5.85 percent in short-term Treasury notes.

Q: What were the major factors influencing your strategy in the Tax-Free Series?

A: We kept the Tax-Free Series' weighted average maturity in the neutral to longer-than-benchmark range. The series' weighted average maturity started the fiscal year at 36 days. It ended the semiannual period at 44 days, as compared with 42 days for its benchmark. We actively adjusted the series' relative maturity position to prepare for seasonal events, such as tax time in April when we shortened the weighted average maturity, and the July reinvestment period, when we lengthened the weighted average maturity.

April is a month when withdrawals from money market funds are par for the course. Redemptions from tax-exempt money markets during the 2002 tax season totaled approximately 2 percent, compared with approximately 6 percent in 2001. Given the flight to greater levels of safety benefiting US municipal markets and the relatively light season of tax redemptions, there was only a brief intra-month increase in yields during April. As usual, a large percentage of high-quality municipal issues became available in June. Supply was expected to be higher than in recent years due to softer economic growth, and in fact, note issuance was up 64 percent over June 2001. Of the $17 billion in new issuance, the State of California issued $7.5 billion in revenue anticipation warrants and expects to issue an additional $7 billion in notes in the third quarter.

July is usually a period of large inflows in tax-exempt money funds, due to principal and interest payments, typically resulting in declines in yields across the entire spectrum of the short-term tax-exempt yield curve. These inflows as well as the market's anticipation of a double-dip recession resulted in an ongoing rally. In August, the series' weighted average maturity was shortened in anticipation of the $5.8 billion sale of one-year Texas tax and revenue anticipation notes. The series was able to participate in this sale, widely considered one of the most liquid deals in the short-term tax-exempt market. We made purchases at attractive yield levels.

At the end of the semiannual period, 69.20 percent of the series was invested in municipal variable rate demand notes and 30.80 percent in municipal fixed-rate notes, bonds and commercial paper.

Q: The Federal Reserve Board held interest rates steady throughout the semiannual period, following its aggressive easing in 2001. What dominated money market activity instead?

A: While the targeted federal funds rate remained unchanged, Federal Reserve Board policy still had a major impact on the backdrop to money market activity. In March 2002, the Federal Reserve Board had shifted from an easing to a neutral bias, citing a slow economic recovery in progress. In August, an uneven economic recovery caused the Federal Reserve Board to admit that it was paying close attention to the financial markets in its future policy decisions. It also changed its risk assessment of the economy from neutral back to one "weighted mainly toward conditions that may generate economic weakness." In September, the Federal Reserve Board left rates unchanged, but it was a decision opposed by two dissenting board members.

The US economy also continued to influence the money markets. During the semiannual period, the US economy grew slightly on the back of strong consumer demand for houses, housing-related items and automobiles. The industrial sector still showed no convincing signs of a pickup. The unemployment rate remained between 5.5 and 6 percent. Thus gross domestic product growth was seen by many as a jobless recovery, keeping consumer confidence levels low. Furthermore, disappointing corporate earnings and continued accounting questions plagued the equity markets and led to sharply declining stock prices. In this environment, fixed-income securities were perceived as a haven for investors disenchanted with other areas of the financial markets. While the short end of the money market yield curve held steady, longer-term yields fell substantially, thus flattening the yield curve.

Q: Were the municipal money markets affected by the same factors as their taxable counterparts?

A: The municipal markets followed a trend similar to their taxable counterparts. Longer-term yields declined in the last months of the semiannual period as the economy remained sluggish and the Federal Reserve Board made an unofficial, but subtle, shift in its stance. Municipal credit quality was affected during the period, as the pace of US economic growth remained slow. We saw a sharp increase in the need for short-term cash flow issuance, reflecting municipalities' response to declines in revenue growth. In addition to California and Texas, other municipal borrowers issued large deals during the semiannual period, and some came back to the market after several years of surplus had temporarily reduced the need for borrowing. The increased issuance of short-term notes did not result in significant upward pressure on one-year rates, however, as this rise in supply was offset by the continued flight away from the volatility of US equities to the perceived haven of municipal securities. The yield on one-year municipal notes declined by 0.72 percent over the semiannual period, to end at 1.45 percent on September 30, 2002.

Q: What is your outlook for the next several months?

A: The US economy appears to have left the trough of the mild recession of 2001. However, the pickup is slow and has not created a meaningful number of new jobs. Consumer confidence, which is tightly linked to job availability, is falling. Stock prices have hit multi-year lows, dragged down by disappointing corporate earnings and continued concerns about accounting practices. In our view, the potential for a double-dip recession remains.

In this environment of slow, jobless growth, sagging stock markets, a weak industrial sector and waning consumer confidence, it seems possible that the Federal Reserve Board will reduce interest rates again. Most analysts agree that the string of cuts in 2001 bringing the targeted federal funds rate from 6.50 percent to 1.75 percent prevented the US economy from falling deeper into recession. Given the current historically low interest rates, it remains to be seen whether further interest rate cuts could have much of an impact on the economy and/or the financial markets.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.

Schedule of Investments as of September 30, 2002 (Unaudited)

Prime Series

	Par (000)	Market Value ($)
Commercial Paper 32.93%
Asset Backed 17.62%
Compass Securitization LLC 1.779%, 10/10/2002	32,760	32,745,422
1.779%, 10/22/2002	50,000	49,948,083
Corporate Receivables Corp. 1.71%, 10/3/2002	40,000	39,996,178
Edison Asset Securitization, LLC 1.98%, 10/1/2002	8,500	8,500,000
Falcon Asset Securitization Corp. 1.77%, 10/31/2002	30,000	29,955,750
1.779%, 10/21/2002	40,000	39,960,444
1.789%, 10/9/2002	40,000	39,984,089
Giro Funding US Corp. 1.779%, 10/15/2002	40,457	40,428,995
Greyhawk Funding LLC 1.759%, 11/14/2002	50,000	49,892,444
1.769%, 10/29/2002	20,000	19,972,467
Jupiter Securitization Corp. 1.769%, 11/4/2002	30,000	29,949,850
1.779%, 10/17/2002	40,000	39,968,355
Pennine Funding LLC 1.779%, 11/18/2002	40,000	39,905,067
Perry Global Funding LLC Series A, 1.759%, 10/22/2002	30,000	29,969,200
Quincy Capital Corp. 1.829%, 10/28/2002	40,000	39,945,100
Scaldis Capital LLC 2.14%, 10/1/2002	12,156	12,156,000
1.769%, 10/21/2002	40,000	39,960,667
1.769%, 12/13/2002	47,000	46,831,309
Sheffield Receivables Corp. 1.761%, 10/4/2002	90,000	89,986,792
		720,056,212
Banks 2.80%
DEPFA Bank Europe PLC 2.049%, 3/11/2003	30,000	29,724,958
Dexia Delaware LLC 1.77%, 10/7/2002	30,000	29,991,150
HBOS Treasury Services 1.779%, 10/17/2002	25,000	24,980,222
Lloyds Bank PLC 2.02%, 5/21/2003	30,000	30,003,113
		114,699,443
Finance-Diversified 2.70%
General Electric Capital Corp. 1.759%, 12/13/2002	20,000	19,928,622
5.375%, 1/15/2003	10,000	10,089,819
1.886%, 9/3/2003	45,000	45,000,000
General Electric International Funding, Inc. 2.20%, 10/2/2002	35,000	34,997,861
		110,016,302
Financial Services 6.93%
Beta Finance Corp. LTD 1.99%, 11/21/2002	35,000	34,901,329
CC (USA) Inc. 2.45%, 2/3/2003	10,000	10,003,800
Credit Suisse First Boston 1.779%, 11/18/2002	55,434	55,302,437
Morgan Stanley Dean Witter & Co. 1.76%, 11/15/2002	25,000	24,945,000
Salomon Smith Barney Holdings, Inc. 1.749%, 12/9/2002	50,000	49,832,292
2.004%, 6/23/2003	38,000	38,061,079
Transamerica Finance Corp. 1.749%, 11/22/2002	20,000	19,949,444
1.759%, 11/20/2002	50,000	49,877,778
		282,873,159
Government 0.90%
Quebec Province 1.98%, 11/1/2002	27,000	26,953,965
1.98%, 11/27/2002	10,000	9,968,650
		36,922,615
Insurance 1.15%
Prudential Funding LLC 1.975%, 11/4/2002	35,000	34,934,715
Prudential PLC 1.729%, 10/10/2002	12,000	11,994,810
		46,929,525
Machine-Electrical 0.34%
Emerson Electric Corp. 1.999%, 10/1/2002	14,000	14,000,000
Telephone 0.49%
Verizon Global Funding 2.16%, 10/17/2002	20,000	19,980,444
Total Commercial Paper (Amortized Cost $1,345,477,700)		1,345,477,700

Floating Rate Notes 16.72%
American Honda Finance Corp. 1.83%, 7/11/2003	40,000	40,000,000
1.83%, 4/22/2003	30,000	30,000,000
1.89%, 10/9/2002	25,000	25,000,399
Bayerische Landesbank Girozentrale 1.711%, 3/25/2003	25,000	24,992,808
1.711%, 3/26/2003	25,000	24,992,767
1.774%, 5/20/2003	23,000	22,997,832
Canadian Imperial Bank of Commerce 1.735%, 10/2/2002	50,000	49,999,925
Credit Agricole Indosuez SA 1.726%, 3/25/2003	25,000	24,995,205
General Electric Capital Corp. 1.834%, 11/21/2002	20,000	20,001,353
JP MorganChase Bank 1.935%, 1/30/2003	36,000	36,019,711
Merck & Co., Inc. 1.771%, 10/25/2002	40,000	40,000,000
Merrill Lynch & Co., Inc. 1.793%, 4/16/2003	25,000	24,998,665
Salomon Smith Barney Holdings, Inc. 1.783%, 4/28/2003	50,000	50,000,000
Sheffield Receivables Corp. 1.779%, 1/21/2003	17,500	17,500,000
Target Corp. 1.909%, 12/4/2002	50,000	50,013,762
Toronto Dominion Bank 1.785%, 4/23/2003	30,000	30,000,000
Toyota Motor Credit Corp. 1.731%, 12/23/2002	50,000	50,000,000
1.78%, 5/7/2003	47,000	47,018,961
Unilever N.V. 1.974%, 10/24/2002	10,000	10,001,167
Verizon Global Funding 1.862%, 11/4/2002	15,000	15,001,390
Westdeutsche Landesbank Girozentrale, 1.74%, 3/24/2003	50,000	49,988,063
Total Floating Rate Notes (Amortized Cost $683,522,008)		683,522,008

Federal Farm Credit Bank 0.23%
Federal Farm Credit Bank 2.81%, 4/4/2003 (Amortized Cost $9,437,952)	9,438	9,437,952

Certificate of Deposits-Yankee 3.67%
Abbey National PLC 1.708%, 3/31/2003	25,000	24,992,540
2.09%, 7/1/2003	30,000	29,977,537
2.4%, 11/19/2002	25,000	25,000,000
2.59%, 3/31/2003	10,000	10,001,957
Canadian Imperial Bank of Commerce 2.0%, 2/20/2003	30,000	30,000,000
HSBC USA, Inc. 2.05%, 7/15/2003	30,000	30,000,000
Total Certificate of Deposits-Yankee (Amortized Cost $149,972,034)		149,972,034

Certificate of Deposits-Eurodollar 9.35%
BNP Paribas YCD 2.0%, 2/19/2003	40,000	40,000,000
Credit Agricole Indosuez SA 2.2%, 1/22/2003	50,000	50,000,000
Landesbank Hessen-Thuringen Girozentrale 2.02%, 7/23/2003	40,000	40,000,000
2.06%, 7/23/2003	30,000	30,011,830
Natexis Banque Populaires 2.3%, 2/10/2003	32,000	32,000,000
Norddeutsche Landesbank Girozentrale 2.15%, 1/24/2003	25,000	25,000,000
2.17%, 11/18/2002	15,000	14,995,315
Rabobank Nederland 2.76%, 3/24/2003	20,000	19,977,488
Royal Bank of Scotland PLC 1.74%, 10/21/2002	60,000	60,000,000
Unicredito Italiano SPA 2.06%, 11/22/2002	25,000	25,002,141
Westdeutsche Landesbank Girozentrale 2.27%, 1/27/2003	20,000	19,993,599
2.28%, 1/23/2003	25,000	25,000,000
Total Certificate of Deposits-Eurodollar (Amortized Cost $381,980,373)		381,980,373

Federal Home Mortgage Corp. 1.92%
Federal Home Loan Mortgage Corp. 2.03%, 9/16/2003	20,000	20,000,000
5.125%, 1/13/2003	20,760	20,944,289
6.25%, 11/15/2002	12,000	12,055,517
7.0%, 2/15/2003	25,000	25,431,310
Total Federal Home Mortgage Corp. (Amortized Cost $78,431,116)		78,431,116

Federal Home Loan Bank 1.25%
Federal Home Loan Bank 2.1%, 10/10/2003	40,000	40,000,000
2.45%, 1/16/2003	11,270	11,270,000
Total Federal Home Loan Bank (Amortized Cost $51,270,000)		51,270,000

Federal National Mortgage Association 2.18%
Federal National Mortgage Association 2.31%, 1/10/2003	44,318	44,045,243
2.01%, 9/5/2003	20,000	20,000,000
2.25%, 2/7/2003	15,000	15,000,000
5.75%, 4/15/2003	10,000	10,175,237
Total Federal National Mortgage Association (Amortized Cost $89,220,480)		89,220,480

Money Market Funds 5.30%
AIM Liquid Assets Portfolio 1.89%,	111,718	111,718,000
Federated Prime Cash Obligation Fund 1.76%,	105,000	105,000,000
Total Money Market Funds (Amortized Cost $216,718,000)		216,718,000

Corporate Rate Bonds 1.11%
Heller Financial Inc. 6.4%, 1/15/2003	25,000	25,291,079
Lehman Brothers Holdings 6.625%, 12/27/2002	20,000	20,228,288
Total Corporate Bonds (Amortized Cost $45,519,367)		45,519,367

Investment Contracts 0.98%
New York Life 1.9%, 9/22/2003 (Amortized Cost $40,024,986)	40,025	40,024,986

Repurchase Agreements* 24.27%
Tri Party Repurchase Agreement with Amro Bank, dated 9/30/2002, 1.96%, principal and interest in the amount of $300,016,333, due 10/1/2002	300,000	300,000,000
Tri Party Repurchase Agreement with BNP Paribas, dated 9/30/2002, 1.97%, principal and interest in the amount of $300,016,417, due 10/1/2002	300,000	300,000,000
Tri Party Repurchase Agreement with UBS Warburg LLC, dated 9/30/2002, 1.97%, principal and interest in the amount of $351,894,847, due 10/1/2002	351,876	351,875,592
Tri Party Repurchase Agreement with UBS Warburg LLC, dated 9/30/2002, 1.97%, principal and interest in the amount of $40,002,189, due 10/1/2002	40,000	40,000,000
Total Repurchase Agreements (Amortized Cost $991,875,592)		991,875,592
Total Investments (Amortized Cost $4,083,449,608) (a)	99.91%	$4,083,449,608

Other Assets in Excess of Liabilities	0.09	3,701,080
Net Assets	100.00%	$4,087,150,688

* Repurchase agreements are fully collateralized by US Treasury or Government agency securities.
(a) Also aggregate cost for federal tax purpose.
(b) Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the yield at time of purchase by the Fund.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments as of September 30, 2002 (Unaudited)

Treasury Series

	Maturity Date	Par (000)	Market Value ($)
US Treasury Bills* - 94.10%
1.664%	10/3/2002	95,770	95,761,148
1.62%	10/10/2002	30,000	29,987,850
1.62%	10/17/2002	30,000	29,978,400
1.637%	10/24/2002	45,097	45,049,845
1.601%	11/7/2002	100,000	99,836,070
1.895%	11/21/2002	15,000	14,959,731
1.661%	11/29/2002	50,000	49,864,382
1.9%	12/5/2002	15,000	14,948,542
1.645%	12/12/2002	60,000	59,802,600
1.615%	12/19/2002	55,000	54,805,079
1.615%	12/26/2002	30,000	29,884,258
1.665%	1/16/2003	45,000	44,777,306
Total US Treasury Bills (Amortized Cost $569,655,211)			569,655,211

US Treasury Notes - 5.85%
5.75%	10/31/2002	15,000	15,043,996
5.5%	5/31/2003	10,000	10,228,519
3.875%	7/31/2003	10,000	10,151,915
Total US Treasury Notes (Amortized Cost $35,424,430)			35,424,430
Total Investments (Amortized Cost $605,079,641) (a)		99.95%	$605,079,641

Other Assets in Excess of Liabilities		.05	297,555
Net Assets		100.00%	$605,377,196

* US Treasury Bills are traded on a discount basis. The interest rate shown represents the yield at the date of purchase by the Fund.
(a) Also aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments as of September 30, 2002 (Unaudited)

Tax-Free Series

	Par (000)	Market Value ($)
Municipal Investments 98.24%
Alabama 3.01%
Housing Finance Authority, Multi-family Housing, Refunding, Heatherbrooke Project C (b), 1.7%*, 6/15/2026	9,900	9,900,000
Housing Finance Authority, Multi-family Housing, Refunding, Rime Village Hoover Project A (b), 1.7%*, 6/15/2026	7,500	7,500,000
Jefferson County, Sewer Revenue, Series A (b), 1.7%*, 2/1/2042	8,500	8,500,000
Mobile, Special Care Facilities Finance Authority, Asension Health Project, 1.75%*, 11/15/2039	1,500	1,500,000
		27,400,000
California 1.21%
Revenue Anticipation Notes, Series A, 2.5%, 10/25/2002	11,000	11,005,881
Colorado 6.03%
Health Care Facilities Revenue, Bethesda Living Centers Project (b), 1.7%*, 8/15/2030	9,780	9,780,000
Health Care Facilities Revenue, Exempla, Inc., Series B (b), 1.72%*, 1/1/2033	7,000	7,000,000
Housing and Finance Authority, Multi-family Housing Project, Moritz-H (b), 1.65%*, 10/15/2016	4,700	4,700,000
Housing and Finance Authority, Multi-family Housing Project, Huntees Project-E (b), 1.65%*, 10/15/2016	1,900	1,900,000
Regional Transportation District 1.3%, 12/5/2002	10,000	10,000,000
1.6%, 10/8/2002	3,000	3,000,000
State General Fund Revenue, Tax and Revenue Anticipation Notes, Series A, 3.0%, 6/27/2003	11,000	11,119,757
Traer Creek, Metropolitan District Revenue (b), 1.7%*, 10/1/2021	7,500	7,500,000
		54,999,757
District of Columbia 0.80%
General Obligation, Series B (b), 1.7%*, 6/1/2030	800	800,000
General Obligation, Series D (b), 1.7%*, 6/1/2029	6,500	6,500,000
		7,300,000
Florida 6.27%
Governmental Finance Revenue, Community Florida Financing Revenue (b), 1.7%*, 7/1/2016	8,000	8,000,000
Jacksonville, Capital Project Revenue, Series 1 (b), 1.65%*, 10/1/2017	9,330	9,330,000
Jacksonville, Capital Project Revenue, Series 2 (b), 1.65%*, 10/1/2022	15,200	15,200,000
Jacksonville, Electric Authority Revenue, Series B (b), 2.05%*, 10/1/2030	1,400	1,400,000
Jacksonville, Electric Authority Revenue, Series C (b), 2.05%*, 10/1/2030	1,800	1,800,000
Jacksonville, Electric Authority Revenue, Series C-1, 1.4%, 12/6/2002	13,000	13,000,000
Jacksonville, Electric Authority Revenue, Series C-1, 1.45%, 11/6/2002	4,000	4,000,000
Pasco County, School Board, Certificate Participation (b), 1.7%*, 8/1/2026	3,000	3,000,000
Tampa, Health Care Facilities Authority, Lifelink Foundation Inc. Project J (b), 1.7%*, 8/1/2022	1,400	1,400,000
		57,130,000
Georgia 11.89%
Atlanta, Water and Wastewater Revenue, Series C (b), 2.0%*, 11/1/2041	6,000	6,000,000
Burke County, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series A (b), 2.05%*, 1/1/2020	3,100	3,100,000
Cobb County, Housing Authority, Post Mill Project (b), 1.7%*, 6/1/2025	9,380	9,380,000
Columbus County, Housing Authority Revenue, Columbus State University Foundation, Inc. (b), 1.7%*, 11/1/2017	3,100	3,100,000
De Kalb County, Housing Authority, Multi-family Housing, Post Ashford Project (b), 1.7%*, 6/1/2025	8,895	8,895,000
De Kalb County, Housing Authority, Multi-family Housing, Clairmont Crest Project (b), 1.7%*, 6/15/2025	5,700	5,700,000
De Kalb County, Housing Authority, Multi-family Housing, Camden Brook Project (b), 1.7%*, 6/15/2025	4,500	4,500,000
Fayette County, Development Authority, Educational Facilities Revenue, Catholic Schools Properties, Inc. Project (b), 1.65%*, 4/1/2024	400	400,000
Fulco, Hospital Authority Revenue, Piedmont Hospital Project (b), 1.7%*, 3/1/2024	2,900	2,900,000
Fulton County, Development Authority Revenue, Lovett School Project (b), 1.7%*, 7/1/2026	2,000	2,000,000
Macon-Bibb County, Hospital Authority Revenue, Medical Center of Central Georgia (b), 1.7%*, 8/1/2018	2,700	2,700,000
Macon-Bibb County, Hospital Authority Revenue, Medical Center of Central Georgia (b), 1.7%*, 12/1/2018	5,000	5,000,000
Metropolitan Atlanta Rapid Transportation Authority, Sales Tax Revenue (b), 1.65%*, 7/1/2025	3,000	3,000,000
Monroe County, Pollution Control Revenue Authority, Oglethorpe Power, Series B (b), 2.05%*, 1/1/2020	1,700	1,700,000
Municipal Electric Authority of Georgia 1.45%, 10/9/2002	10,000	10,000,000
1.45%, 10/16/2002	4,257	4,257,000
1.45%, 10/16/2002	3,000	3,000,000
Municipal Electric Authority, Project One, Series B, 5.25%, 1/1/2003	2,000	2,016,140
Rockdale County, Hospital Authority Revenue (b), 1.7%*, 10/1/2027	8,000	8,000,000
Roswell Housing Authority, Multi-family Housing, Post Canyon Project (b), 1.7%*, 6/1/2025	8,500	8,500,000
Smyrna, Housing Authority, Multi-family Housing, F&M Villages Project (b), 1.7%*, 6/1/2025	14,200	14,200,000
		108,348,140
Illinois 15.79%
Chicago, Development Finance Authority, Symphony Orchestra (b), 1.7%*, 12/1/2028	11,300	11,300,000
Chicago, Development Finance Authority, Symphony Project (b), 1.7%*, 12/1/2033	7,000	7,000,000
Chicago, General Obligation, Tender Notes (b), 1.9%*, 1/3/2003	5,000	5,000,000
Chicago, General Obligation, Series B (b), 1.68%*, 1/1/2037	12,000	12,000,000
Chicago, Sales Tax Revenue (b), 1.7%*, 1/1/2034	2,000	2,000,000
Development Finance Authority Pollution Control Revenue, Con Edison Co. Project, Series C (b), 1.7%*, 3/1/2009	5,000	5,000,000
Development Finance Authority, Fenwick High School Project (b), 1.65%*, 3/1/2032	12,200	12,200,000
Development Finance Authority, Series D (b), 1.7%*, 5/1/2031	19,000	19,000,000
Health Facilities Authority Revenue, Gottlieb Health RES Inc. (b), 1.65%*, 11/15/2024	6,500	6,500,000
Health Facilities Authority Revenue, Gottlieb Health RES Inc. (b), 1.65%*, 11/15/2025	21,840	21,840,000
Housing Development Authority, Multi-Family Revenue, Lakeshore Plaza, Series A (b), 1.7%*, 7/1/2027	9,830	9,830,000
Educational Authority, Field Museum, 1.4%, 2/27/2003	10,000	10,000,000
Regional Transportation Authority, Series B, 3.0%, 6/1/2003	4,360	4,400,657
Schaumburg, General Obligation, Series A (b), 1.7%*, 12/1/2013	4,600	4,600,000
Schaumburg, Multi-family Housing, Refunding (b), 1.6%*, 12/15/2029	13,185	13,185,000
		143,855,657
Indiana 0.13%
Indiana Municipal Power Agency, Power Supplies System Revenue, Refunding, Series A (b), 1.7%*, 1/1/2018	1,200	1,200,000
Iowa 0.77%
Iowa Finance Authority, Hospital Facilities Revenue, Iowa Health System, Series B (b), 1.75%*, 7/1/2015	2,400	2,400,000
Iowa Finance Authority, Hospital Facilities Revenue, Iowa Health System, Series B (b), 1.75%*, 7/1/2020	4,625	4,625,000
		7,025,000
Kansas 0.82%
Department of Transportation, Highway Revenue, Series C-2 (b), 1.65%*, 9/1/2020	7,500	7,500,000
Maine 0.43%
State Housing Authority, Series E-1, 1.6%, 11/15/2017	3,900	3,900,000
Maryland 0.19%
Community Development Administration Multi-family Development, Refunding, Avalon Ridge Apartments Project (b), 1.65%*, 6/15/2026	1,700	1,700,000
Massachusetts 2.41%
Marblehead, Anticipation Notes 2.25%, 8/21/2003	11,800	11,891,904
2.35%, 8/21/2003	10,000	10,086,697
		21,978,601
Michigan 2.05%
Detroit, Sewer Disposal Revenue, Refunding, Series A (b), 1.65%*, 7/1/2023	6,300	6,300,000
Detroit, Water Supply Systems (b), 1.7%*, 7/1/2013	2,000	2,000,000
Detroit, Water Supply Systems, Second Lien, Series C (b), 1.7%*, 7/1/2029	3,100	3,100,000
Oakland, University of Michigan, General Revenue (b), 1.7%*, 3/1/2031	3,000	3,000,000
State Building Authority Revenue, Series I, 5.875%, 10/1/2008	4,200	4,284,000
		18,684,000
Minnesota 0.48%
Minneapolis 1.45%, 10/3/2002	4,400	4,400,000
Missouri 1.88%
Bi-State Development Agency, St. Clair County (b), 1.7%*, 7/1/2028	10,500	10,500,000
Health and Educational Facilities Authority, Refunding, Washington University Project (b), 1.7%*, 9/1/2009	6,600	6,600,000
		17,100,000
Montana 0.05%
Forsyth, Pollution Control Revenue, Pacificorp Project (b), 2.1%*, 1/1/2018	500	500,000
Nevada 0.40%
Clark County, Highway Authority 1.35%, 12/5/2002	1,600	1,600,000
1.5%, 10/4/2002	2,000	2,000,000
		3,600,000
New Jersey 1.55%
Tax and Revenue Anticipation Notes, 3.0%, 6/12/2003	14,000	14,145,933
New Mexico 0.70%
Albuquerque, Airport Facilities Revenue, Series A (b), 1.8%*, 7/1/2020	6,400	6,400,000
New York 6.43%
Buffalo, Anticipation Notes, 2.5%, 6/27/2003	6,000	6,042,665
New York Transitional Finance Authority Revenue, Bond Anticipation Note, Series 3, 2.75%, 11/13/2002	20,000	20,021,151
New York Transitional Finance Authority Revenue, Series 4, 2.5%, 2/26/2003	18,000	18,065,445
State Energy Research and Development Authority Pollution Control Revenue (b), 1.95%*, 10/1/2029	950	950,000
State Housing Finance Agency, Series A (b), 1.8%*, 3/15/2028	13,500	13,500,000
		58,579,261
North Carolina 6.22%
Charlotte-Mecklenberg Hospital Authority, Health Care System Revenue, Series D (b), 1.7%*, 1/15/2026	24,100	24,100,000
Mecklenburg County, General Obligation, Series B (b), 1.65%*, 4/1/2018	2,000	2,000,000
Mecklenburg County, General Obligation, Series B (b), 1.65%*, 4/1/2019	7,000	7,000,000
Mecklenburg County, Public Improvement, General Obligation, Series C (b), 1.7%*, 2/1/2012	3,500	3,500,000
Medical Care Community Hospital Revenue, Moses H. Cone Memorial Hospital Project (b), 1.65%*, 9/1/2005	6,900	6,900,000
Medical Care Community Health Care Facilities Revenue, Moses H. Cone Memorial Hospital Project (b), 1.65%*, 10/1/2023	5,200	5,200,000
Medical Care Commission Hospital Revenue, Randolph Hospital Project (b), 1.65%*, 3/1/2024	8,000	8,000,000
		56,700,000
Ohio 0.33%
General Obligation, Higher Education, Series B, 4.0%, 11/1/2002	3,000	3,006,396
Oregon 0.57%
Tax Anticipation Notes, Series A, 3.25%, 5/1/2003	5,200	5,236,998
Pennsylvania 2.89%
Delaware Valley, Regional Finance Authority Revenue (b), 1.7%*, 8/1/2016	4,000	4,000,000
Emmaus General Authority Revenue, Series A (b), 1.7%*, 3/1/2030	6,000	6,000,000
Harrisburg, Authority Revenue (b), 1.73%*, 3/1/2034	8,305	8,305,000
State Turnpike, Refunding, Series U (b), 1.7%*, 12/1/2019	8,000	8,000,000
		26,305,000
South Carolina 0.69%
Rock Hill, Utility System Revenue, Series B (b), 1.65%*, 1/1/2023	6,265	6,265,000
Tennessee 0.87%
Blount County, Public Building Authority, Series A-6C (b), 1.73%*, 6/1/2022	4,000	4,000,000
Memphis, General Obligation, Series A (b), 1.75%*, 8/1/2004	1,100	1,100,000
Memphis, General Obligation, Series A (b), 1.75%*, 8/1/2007	2,800	2,800,000
		7,900,000
Texas 11.65%
Brownsville, Utility System Revenue, Refunding, Series B (b), 1.65%*, 9/1/2025	32,200	32,200,000
Harris County, Industrial Development Revenue, Baytank Houston, Inc. Project (b), 1.7%*, 2/1/2020	3,000	3,000,000
Harris County, Series A-1, 1.35%, 11/6/2002	6,000	6,000,000
Harris County, Series A-1, 1.4%, 11/6/2002	5,000	5,000,000
Houston, General Obligation, 1.4%, 10/10/2002	5,000	5,000,000
Houston, General Obligation, 1.3%, 10/22/2002	7,500	7,500,000
Houston, Tax and Revenue Anticipation Notes, 3.0%, 6/30/2003	26,000	26,273,723
San Antonio Water and Sewer Authority Revenue, 1.45%, 10/15/2002	1,000	1,000,000
San Antonio Water and Sewer Authority Revenue, 1.45%, 10/10/2002	8,750	8,750,000
State Tax and Revenue Anticipation Notes, 2.75%*, 8/29/2003	7,300	7,388,378
State Turnpike Authority, Dallas Northway Revenue, Refunding , 6.0%, 1/1/2003	4,000	4,041,259
		106,153,360
Utah 0.01%
Salt Lake City, Pollution Control Revenue, Service Station Holdings Project, Series B, 2.0%*, 8/1/2007	100	100,000
Virginia 1.37%
Virginia Beach, Residential Care Facility Mortgage Revenue, Series B (b), 1.65%*, 11/1/2006	10,000	10,000,000
State Authority Revenue (b), 1.774%*, 11/30/2003	2,500	2,500,000
		12,500,000
Washington 4.83%
King County, Sewer Revenue, Series A (b), 1.65%*, 1/1/2032	12,100	12,100,000
King County, Sewer Revenue, Series B (b), 1.7%*, 1/1/2032	5,600	5,600,000
Snohomish County, Public Utilities District, Generation System, Series A (b), 1.65%*, 12/1/2017	17,800	17,800,000
Tacoma, Electric System, 1.45%, 10/9/2002	1,000	1,000,000
Tacoma, General Obligation, 1.35%, 11/8/2002	7,500	7,500,000
		44,000,000
West Virginia 0.44%
Monongalia County, Building Community Hospital Revenue, Monongalia General Hospital, Series A (b), 1.85%*, 7/1/2017	4,000	4,000,000
Wisconsin 5.08%
Oak Creek, Pollution Control Revenue, Wisconsin Electric Power Co. Project, 1.9%*, 8/1/2016	18,200	18,200,000
Pleasant Prairie, Environmental Improvements Revenue, Refunding, Wisconsin Electric Power Co. Project, 1.85%*, 3/1/2006	100	100,000
Pleasant Prairie, Pollution Control Revenue, Refunding, Wisconsin Electric Power Co. Project, Series A, 1.85%*, 9/1/2030	3,610	3,610,000
Pleasant Prairie, Pollution Control Revenue, Refunding, Wisconsin Electric Power Co. Project, Series B, 1.85%*, 9/1/2030	11,150	11,150,000
Transportation Revenue Authority, 1.4%, 12/9/2002	13,226	13,226,000
		46,286,000
Total Municipal Investments (Amortized Cost $895,204,984)		$895,204,984

Other Investments 0.01%
Delaware
BlackRock Provident Institutional Munifund, Inc., 1.567%	55	55,051
Total Other Investments (Amortized Cost $55,051)		$55,051
Total Investments (Amortized Cost $895,260,035) (a)	98.25	$895,260,035

Other Assets in Excess of Liabilities	1.75	15,925,656
Net Assets	100.00	$911,185,691

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and shown at their current rates as of September 30, 2002.
(a) Also aggregate cost for federal tax purposes.
(b) Security includes a letter of credit or line of credit from a major bank.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of September 30, 2002 (Unaudited)
Assets	Prime Series	Treasury Series	Tax-Free Series
Investments, at amortized cost	$ 3,091,574,016	$ 605,079,641	$ 895,260,035
Repurchase agreements	991,875,592	-	-
Cash	202,625	2,541	39,879
Receivable for securities sold	-	-	16,201,292
Interest receivable	8,323,051	611,059	2,738,453
Receivable for Fund shares sold	67,298,280	9,363,668	14,654,062
Prepaid expenses and other	1,212,769	254,000	351,483
Total assets	4,160,486,333	615,310,909	929,245,204
Liabilities
Payable for Fund shares redeemed	66,992,824	8,981,314	16,830,639
Income dividend payable	1,745,292	280,438	304,545
Advisory fees payable	902,080	110,260	217,511
Distribution fees payable	927,328	221,301	235,151
Custody fees payable	143,980	23,071	37,669
Transfer agent fees payable	1,123,138	31,967	80,712
Accounting fees payable	14,798	11,684	11,579
Other accrued expenses and payables	1,486,205	273,678	341,707
Total liabilities	73,335,645	9,933,713	18,059,513
Net assets	$ 4,087,150,688	$ 605,377,196	$ 911,185,691
Composition of Net Assets
Undistributed (distributions in excess of) net investment income	177,666	85,717	(58,735)
Accumulated net realized gain (loss)	(15,556)	139,777	(54,974)
Paid-in capital	4,086,988,578	605,151,702	911,299,400
Net assets	$ 4,087,150,688	$ 605,377,196	$ 911,185,691

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of September 30, 2002 (Unaudited) (continued)
Net Asset Value	Prime Series	Treasury Series	Tax-Free Series
Computation of Net Asset Value, Offering and Redemption Price Per Share
Deutsche Bank Alex. Brown Cash Reserve Prime Shares, Treasury Shares, and Tax-Free Shares Net assets	$ 3,265,565,494	$ 471,069,131	$ 753,850,218
Shares outstanding	3,265,416,257	470,881,408	753,955,250
Net Asset Value per share	$ 1.00	$ 1.00	$ 1.00
Deutsche Bank Alex. Brown Cash Reserve Prime Institutional Shares, Treasury Institutional Shares and Tax-Free Institutional Shares Net assets	$ 775,686,436	$ 134,308,065	$ 157,335,473
Shares outstanding	775,678,406	134,274,482	157,349,033
Net Asset Value per share	$ 1.00	$ 1.00	$ 1.00
Scudder Cash Reserve Prime Class A Shares Net assets	$ 15,892,151	$ -	$ -
Shares outstanding	15,892,262	-	-
Net Asset Value per share	$ 1.00	$ -	$ -
Scudder Cash Reserve Prime Class B Shares Net assets	$ 14,157,062	$ -	$ -
Shares outstanding	14,153,829	-	-
Net Asset Value per share	$ 1.00	$ -	$ -
Scudder Cash Reserve Prime Class C Shares Net assets	$ 565,817	$ -	$ -
Shares outstanding	565,919	-	-
Net Asset Value per share	$ 1.00	-	$ -
Quality Cash Reserve Prime Shares Net assets	$ 15,283,728	$ -	$ -
Shares outstanding	15,276,444	-	-
Net Asset Value per share	$ 1.00	$ -	$ -

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended September 30, 2002 (Unaudited)
Investment Income	Prime Series	Treasury Series	Tax-Free Series
Interest	$ 44,832,369	$ 7,556,776	$ 8,108,290
Expenses: Investment advisory fees	5,902,341	1,009,795	1,440,585
Distribution fees: Deutsche Bank Alex. Brown Cash Reserve Prime, Treasury and Tax-Free shares, respectively	4,707,803	871,417	1,116,403
Scudder Cash Reserve Prime Class A	22,669	-	-
Scudder Cash Reserve Prime Class B	50,662	-	-
Scudder Cash Reserve Prime Class C	2,258	-	-
Quality Cash Reserve Prime	113,906	-	-
Shareholder service fees: Deutsche Bank Alex. Brown Cash Reserve Prime, Treasury and Tax-Free shares, respectively	1,333,390	246,719	312,592
Scudder Cash Reserve Prime Class B	16,887	-	-
Scudder Cash Reserve Prime Class C	761	-	-
Transfer agent fees	2,091,612	205,068	144,862
Accounting fees	88,841	67,833	70,673
Registration fees	64,455	8,021	50,955
Printing and shareholder reports	163,446	27,075	21,204
Professional fees	52,108	24,392	35,363
Custody fees	202,679	33,643	50,527
Directors' fees	128,686	21,559	31,692
Miscellaneous	143,272	30,511	41,106
Total expenses	15,085,776	2,546,033	3,315,962
Less: fee waivers and/or expense reimbursements	-	(211,588)	-
Net expenses	15,085,776	2,334,445	3,315,962
Net investment income	29,746,593	5,222,331	4,792,328
Net realized gain (loss) on investment transactions	(1,452)	2,130	7,580
Net increase in net assets from operations	$ 29,745,141	$ 5,224,461	$ 4,799,908

The accompanying notes are an integral part of the financial statements.

Prime Series

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2002 (Unaudited)	Year Ended March 31, 2002
Operations: Net investment income	$ 29,746,593	$ 164,793,620
Net realized gain (loss)	(1,452)	245,752
Net increase (decrease) in net assets resulting from operations	29,745,141	165,039,372
Distributions to shareholders from: Net investment income: Deutsche Bank Alex. Brown Cash Reserve Prime Shares	(23,961,233)	(135,065,270)
Deutsche Bank Alex. Brown Cash Reserve Prime Institutional Shares	(5,679,277)	(28,192,942)
Scudder Cash Reserve Prime Class A Shares	(119,292)	(327,361)
Scudder Cash Reserve Prime Class B Shares	(38,823)	(241,512)
Scudder Cash Reserve Prime Class C Shares	(1,793)	(25,475)
Quality Cash Reserve Prime Shares	(185,999)	(975,379)
Total Distributions	(29,986,417)	(164,827,939)
Fund share transactions: (at net asset value of $1.00 per share) Proceeds from shares sold	11,840,839,142	32,128,229,715
Reinvestment of distributions	28,118,862	159,795,311
Cost of shares redeemed	(12,910,999,415)	(33,641,388,146)
Net increase (decrease) in net assets from Fund share transactions	(1,042,041,411)	(1,353,363,120)
Increase (decrease) in net assets	(1,042,282,687)	(1,353,151,687)
Net assets at beginning of period	5,129,433,375	6,482,585,062
Net assets at end of period (including undistributed net investment income of $177,666 and $158,140, respectively)	$ 4,087,150,688	$ 5,129,433,375

The accompanying notes are an integral part of the financial statements.

Treasury Series

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2002 (Unaudited)	Year Ended March 31, 2002
Operations: Net investment income	$ 5,222,331	$ 24,629,835
Net realized gain (loss)	2,130	191,580
Net increase (decrease) in net assets resulting from operations	5,224,461	24,821,415
Distributions to shareholders from: Net investment income: Deutsche Bank Alex. Brown Cash Reserve Treasury Shares	(4,144,850)	(20,988,688)
Deutsche Bank Alex. Brown Cash Reserve Treasury Institutional Shares	(1,130,949)	(3,826,931)
Total Distributions	(5,275,799)	(24,815,619)
Fund share transactions: (at net asset value of $1.00 per share) Proceeds from shares sold	1,461,989,300	3,554,539,347
Reinvestment of distributions	4,651,471	22,636,818
Cost of shares redeemed	(1,806,782,499)	(3,635,639,799)
Net increase (decrease) in net assets from Fund share transactions	(340,141,728)	(58,463,634)
Increase (decrease) in net assets	(340,193,066)	(58,457,838)
Net assets at beginning of period	945,570,262	1,004,028,100
Net assets at end of period (including undistributed net investment income of $85,717 and $85,252, respectively)	$ 605,377,196	$ 945,570,262

The accompanying notes are an integral part of the financial statements.

Tax-Free Series

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2002 (Unaudited)	Year Ended March 31, 2002
Operations: Net investment income	$ 4,792,328	$ 26,385,126
Net realized gain (loss)	7,580	78,365
Net increase (decrease) in net assets resulting from operations	4,799,908	26,463,491
Distributions to shareholders from net investment income: Deutsche Bank Alex. Brown Cash Reserve Tax-Free Shares	(3,704,707)	(23,152,902)
Deutsche Bank Alex. Brown Cash Reserve Tax-Free Institutional Shares	(1,091,127)	(3,232,224)
Total Distributions	(4,795,834)	(26,385,126)
Fund share transactions: (at net asset value of $1.00 per share) Proceeds from shares sold	2,227,894,328	6,283,456,774
Reinvestment of distributions	4,217,908	24,232,750
Cost of shares redeemed	(2,495,680,377)	(7,008,913,820)
Net increase (decrease) in net assets from Fund share transactions	(263,568,141)	(701,224,296)
Increase (decrease) in net assets	(263,564,067)	(701,145,931)
Net assets at beginning of period	1,174,749,758	1,875,895,689
Net assets at end of period (including distribution in excess of net investment income of $58,735 and $55,229, respectively)	$ 911,185,691	$ 1,174,749,758

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Prime Shares
Years Ended March 31,	2002[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0062	.0270	.0578	.0480	.0473	.0494
Less: Distributions from net investment income	(.0062)	(.0270)	(.0578)	(.0480)	(.0473)	(.0494)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.62**	2.74	5.94	4.90	4.84	5.05
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	3,265,565	4,320,764	5,735,781	5,772,616	3,727,990	3,164,538
Ratio of expenses (%)	.71*	.67	.66	.66	.63	.67
Ratio of net investment income (%)	1.25*	2.76	5.77	4.86	4.71	4.94
[a] For the six months ended September 30, 2002 (Unaudited). * Annualized ** Not annualized

Prime Institutional Shares
Years Ended March 31,	2002[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0079	.0302	.0610	.0511	.0499	.0519
Less: Distributions from net investment income	(.0079)	(.0302)	(.0610)	(.0511)	(.0499)	(.0519)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.79**	3.06	6.28	5.24	5.11	5.31
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	775,686	750,110	671,539	637,767	388,447	317,972
Ratio of expenses (%)	.38*	.36	.34	.34	.36	.42
Ratio of net investment income (%)	1.58*	3.01	6.01	5.18	4.98	5.22
[a] For the six months ended September 30, 2002 (Unaudited). * Annualized ** Not annualized

Treasury Shares
Years Ended March 31,	2002[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0059	.0250	.0539	.0431	.0427	.0464
Less: Distributions from net investment income	(.0059)	(.0250)	(.0539)	(.0431)	(.0427)	(.0464)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.59**	2.53	5.53	4.40	4.35	4.74
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	471,069	745,638	866,508	790,443	816,700	798,427
Ratio of expenses before expense reductions (%)	.65*	.64	.61	.66	.58	.59
Ratio of expenses after expense reductions (%)	.60*	.59	.56	.61	.58	.59
Ratio of net investment income (%)	1.17*	2.47	5.36	4.31	4.26	4.65
[a] For the six months ended September 30, 2002 (Unaudited). * Annualized ** Not annualized

Treasury Institutional Shares
Years Ended March 31,	2002[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0076	.0281	.0571	.0462	.0453	.0489
Less: Distributions from net investment income	(.0076)	(.0281)	(.0571)	(.0462)	(.0453)	(.0489)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.75**	2.85	5.86	4.72	4.63	5.00
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	134,308	199,932	137,520	98,668	122,563	98,780
Ratio of expenses before expense reductions (%)	.33*	.33	.31	.34	.33	.34
Ratio of expenses after expense reductions (%)	.28*	.28	.26	.29	.33	.34
Ratio of net investment income (%)	1.49*	2.71	5.66	4.62	4.54	4.91
[a] For the six months ended September 30, 2002 (Unaudited). * Annualized ** Not annualized

Tax-Free Shares
Years Ended March 31,	2002[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0042	.0168	.0333	.0276	.0277	.0306
Less: Distributions from net investment income	(.0042)	(.0168)	(.0333)	(.0276)	(.0277)	(.0306)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.42**	1.69	3.38	2.80	2.81	3.10
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	753,850	1,006,613	1,701,940	1,664,370	1,047,391	841,185
Ratio of expenses (%)	.67*	.65	.64	.65	.58	.60
Ratio of net investment income (%)	.83*	1.76	3.31	2.78	2.74	3.05
[a] For the six months ended September 30, 2002 (Unaudited). * Annualized ** Not annualized

Tax-Free Institutional Shares
Years Ended March 31,	2002[a]	2002	2001	2000	1999	1998[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0058	.0200	.0363	.0306	.0303	.0273
Less: Distributions from net investment income	(.0058)	(.0200)	(.0363)	(.0306)	(.0303)	(.0273)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.58**	2.01	3.69	3.10	3.07	2.76
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	157,335	168,137	173,956	117,446	84,600	76,683
Ratio of expenses (%)	.35*	.33	.34	.35	.33	.35*
Ratio of net investment income (%)	1.15*	1.98	3.62	3.09	3.03	3.29*
[a] For the six months ended September 30, 2002 (Unaudited). [b] For the Period June 2, 1997 (commencement of operations) to March 31, 1998. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

Note 1-Organization and Significant Accounting Policies

A. Organization

Deutsche Bank Alex. Brown Cash Reserve Fund, Inc. (the `Fund') is registered under the Investment Company Act of 1940 (the `Act'), as amended, as a diversified, open-end management investment company. The Fund is organized as a corporation under the laws of the state of Maryland. The Prime Series, the Treasury Series and the Tax-Free Series are the three series the Fund offers to investors.

The Prime Series offers six classes of shares to investors: Deutsche Bank Alex. Brown Cash Reserve Prime Shares (`Prime Shares'), Scudder Cash Reserve Prime Class A Shares (`Class A Shares'), Scudder Cash Reserve Prime Class B Shares (`Class B Shares'), Scudder Cash Reserve Prime Class C Shares (`Class C Shares'), Quality Cash Reserve Prime Shares (`Quality Cash Shares') and Deutsche Bank Alex. Brown Cash Reserve Prime Institutional Shares (`Prime Institutional Shares').

The Treasury Series offers two classes of shares to investors: Deutsche Bank Alex. Brown Cash Reserve Treasury Shares (`Treasury Shares') and Deutsche Bank Alex. Brown Cash Reserve Treasury Institutional Shares (`Treasury Institutional Shares').

The Tax-Free Series offers two classes of shares to investors: Deutsche Bank Alex. Brown Cash Reserve Tax-Free Shares (`Tax-Free Shares') and Deutsche Bank Alex. Brown Cash Reserve Tax-Free Institutional Shares (`Tax-Free Institutional Shares').

All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of each Series is as follows: Prime Series and Treasury Series-to seek as high a level of current income as is consistent with preservation of capital and liquidity; Tax-Free Series-to seek as high a level of current income exempt from federal income tax as is consistent with preservation of capital and liquidity. Details concerning the Series' investment objectives and policies and the risk factors associated with the Series' investments are described in the Series' Prospectus and Statement of Additional Information.

B. Valuation of Securities

Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

C. Securities Transactions and Investment Income

Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

Distribution or service fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

D. Distributions

The Fund distributes all of its net investment income in the form of dividends, which are declared and recorded daily. Accumulated daily dividends are distributed to shareholders monthly.

E. Federal Income Taxes

It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. Repurchase Agreements

The Prime Series and Treasury Series (the `Series') may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Series and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Series has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Series' claims on the collateral may be subject to legal proceedings.

G. Estimates

In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

Note 2-Fees and Transactions with Affiliates

Investment Company Capital Corp. (`ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for each series. The Fund pays the Advisor an annual fee based on its aggregate average daily net assets which is calculated daily and paid monthly at the following annual rates: 0.30% of the first $500 million, 0.26% of the next $500 million, 0.25% of the next $500 million, 0.24% of the next $1 billion, 0.23% of the next $1 billion and 0.22% of the amount in excess of $3.5 billion.

The Prime Series pays the Advisor an additional advisory fee that is calculated daily and paid monthly at the annual rate of 0.02% of its average daily net assets. The Tax-Free Series pays the Advisor an additional advisory fee that is calculated daily and paid monthly at the annual rate of 0.03% of its daily net assets.

The Advisor has contractually agreed to a fee waiver equal to 0.05% of its average net assets on the Treasury Series. The waiver is contractual and will continue until August 1, 2003 and may be extended.

ICCC is the Fund's accounting and transfer agent. Each Series pays the accounting agent a fixed fee of $13,000 on assets up to $10 million. On assets greater than $10 million, each Series pays the accounting agent an annual fee based on its average daily net assets which is calculated daily and paid monthly. Each Series pays the transfer agent a per account fee that is accrued daily and paid monthly.

Deutsche Bank Trust Company Americas (formerly, Bankers Trust Company), an affiliate of ICCC, is the Fund's custodian. The Fund pays the custodian an annual fee.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Funds for serving in these capacities.

Note 3-Other Fees

As of August 17, 2002, Scudder Distributors, Inc. ("SDI") is the Fund's Distributor. Prior to this date, the Fund's distributor was ICC Distributors, Inc. Each Series pays the Distributor an annual fee, pursuant to Rule 12b-1, based on its average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.25% of the Prime Shares, Cash Reserve Prime Class A Shares, Treasury Shares and Tax-Free Shares average daily net assets, 0.60% of the Quality Cash Shares average daily net assets and 0.75% of the Cash Reserve Prime Class B Shares and Cash Reserve Prime Class C Shares average daily net assets. The Prime Series also pays the Distributor a shareholder servicing fee based on the average daily net assets of the Cash Reserve Prime Class B Shares and Cash Reserve Prime Class C Shares which is calculated daily and paid monthly at the annual rate of 0.25%. The Fund does not pay fees on the Prime Institutional Shares, Treasury Institutional Shares and Tax-Free Institutional Shares.

The Prime Shares, Treasury Shares and Tax-Free Shares pay the Distributor a shareholder servicing fee, which is calculated daily and paid monthly at an annual rate of 0.07%. The Distributor uses this fee to compensate third parties that provide shareholder services to their clients who own shares.

Note 4-Capital Share Transactions

The Fund is authorized to issue up to 20.81 billion shares of $.001 par value capital stock (12.66 billion Prime Series, 3.55 billion Treasury Series, 4.25 billion Tax-Free Series and 350 million undesignated). Transactions in capital shares were as follows (at net asset value of $1.00 per share):

Prime Series:	Six Months Ended September 30, 2002	Year Ended March 31, 2002
Sold:
Prime Shares	7,414,669,860	21,051,181,674
Cash Reserve Prime Class A Shares	124,809,227	68,264,960
Cash Reserve Prime Class B Shares	10,920,670	9,355,858
Cash Reserve Prime Class C Shares	377,147	2,927,624
Prime Institutional Shares	90,283,640	10,881,071,233
Quality Cash Shares	4,199,778,598	115,428,366
	$ 11,840,839,142	32,128,229,715
Reinvested:
Prime Shares	23,087,078	132,472,386
Cash Reserve Prime Class A Shares	81,490	254,852
Cash Reserve Prime Class B Shares	33,931	217,077
Cash Reserve Prime Class C Shares	1,425	20,583
Prime Institutional Shares	180,747	25,874,526
Quality Cash Shares	4,734,191	955,887
	$ 28,118,862	159,795,311
Redeemed:
Prime Shares	(8,492,756,032)	(22,598,854,964)
Cash Reserve Prime Class A Shares	(120,521,642)	(68,877,650)
Cash Reserve Prime Class B Shares	(7,558,097)	(10,787,574)
Cash Reserve Prime Class C Shares	(492,000)	(3,860,866)
Prime Institutional Shares	(110,773,904)	(10,828,399,912)
Quality Cash Shares	(4,178,897,740)	(130,607,180)
	$ (12,910,999,415)	(33,641,388,146)
Net decrease:
	$ (1,042,041,411)	(1,353,363,120)

Treasury Series:	Six Months Ended September 30, 2002	Year Ended March 31, 2002
Sold:
Treasury Shares	1,242,959,715	3,121,248,003
Treasury Institutional Shares	219,029,585	433,291,344
	$ 1,461,989,300	3,554,539,347
Reinvested:
Treasury Shares	3,873,094	20,418,516
Treasury Institutional Shares	778,377	2,218,302
	$ 4,651,471	22,636,818
Redeemed:
Treasury Shares	(1,521,356,049)	(3,262,540,090)
Treasury Institutional Shares	(285,426,450)	(373,099,709)
	$ (1,806,782,499)	(3,635,639,799)
Net decrease:
	$ (340,141,728)	(58,463,634)

Tax-Free Series:	Six Months Ended September 30, 2002	Year Ended March 31, 2002
Sold:
Tax-Free Shares	1,614,736,857	5,679,020,822
Tax-Free Institutional Shares	613,157,471	604,435,952
	$ 2,227,894,328	6,283,456,774
Reinvested:
Tax-Free Shares	3,570,311	22,456,909
Tax-Free Institutional Shares	647,597	1,775,841
	$ 4,217,908	24,232,750
Shares redeemed:
Tax-Free Shares	(1,871,078,541)	(6,396,875,049)
Tax-Free Institutional Shares	(624,601,836)	(612,038,771)
	$ (2,495,680,377)	(7,008,913,820)
Net decrease:
	$ (263,568,141)	(701,224,296)

Note 5-Tax Disclosures

At March 31, 2002, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from distribution reclassifications. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

	Undistributed Net Investment Income	Undistributed Net Realized Gain/(Loss)	Paid-in Capital
Cash Reserve-Prime Series	$ 73,733	$ (73,732)	$ (1)
Cash Reserve- Treasury Series	$ 149,889	$ (149,889)	-

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from Generally Accepted Accounting Principles.

Distributions during the year ended March 31, 2002 were characterized as follows for tax purposes:

Cash Reserve-Prime Series Ordinary income	$ 164,827,939
Cash Reserve-Treasury Series Ordinary income	$ 24,815,619
Cash Reserve-Tax-Free Series Tax exempt income	$ 26,384,883
Cash Reserve-Tax-Free Series Ordinary income	$ 243

At March 31, 2002, the components of distributable earnings on a tax basis were as follows:

Cash Reserve-Prime Series Undistributed ordinary income	$ 1,137,198
Cash Reserve-Treasury Series Undistributed ordinary income	$ 412,045
Cash Reserve-Tax-Free Series Undistributed tax exempt income	$ 95,408
Cash Reserve-Tax-Free Series Undistributed ordinary income	$ 13
Cash Reserve-Tax-Free Series Capital loss carryovers	$ (62,554)

At March 31, 2002, the Cash Reserve-Tax Free Series had capital loss carryovers available as a reduction against future net realized capital gains that consisted of $62,554, of which $42,197 expires in 2008 and $20,357 expires in 2009.

At March 31, 2002, the Cash Reserve-Prime Series deferred post-October losses of $31,960 to the next fiscal year ending March 31, 2003.

Note 6-Other Information

On April 5, 2002, the Fund changed its name to Deutsche Bank Alex. Brown Cash Reserve Fund, Inc. As a result, certain classes of the Fund have changed their names. This change resulted in modifications to the presentation of the Fund's periodic reports on behalf of certain classes of the Fund.

Shareholder Meeting Results

A Special Meeting of Shareholders of Prime, Treasury and Tax-Free Series, each a series of Deutsche Bank Alex. Brown Cash Reserve Fund, Inc. (the "fund") was held on July 30, 2002. At the meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below):

1. To elect eleven Directors of the fund to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal.

	Number of Votes:
	For	Withheld
Richard R. Burt	6,756,110,889	20,283,334
S. Leland Dill	6,756,559,423	19,834,800
Martin J. Gruber	6,756,723,407	19,670,816
Richard T. Hale	6,756,334,326	20,059,897
Joseph R. Hardiman	6,756,082,901	20,311,322
Richard J. Herring	6,757,065,151	19,329,072
Graham E. Jones	6,756,082,835	20,311,388
Rebecca W. Rimel	6,755,764,592	20,629,631
Philip Saunders, Jr.	6,757,066,630	19,327,593
William N. Searcy	6,756,524,659	19,869,564
Robert H. Wadsworth	6,756,730,118	19,664,106

2. To approve a new investment advisory agreement (a "New Advisory Agreement") between the fund, on behalf of the Prime Series, and Deutsche Asset Management, Inc. ("DeAM, Inc.") to be implemented within two years of the date of the Special Meeting upon approval of the members of the fund's Board who are not "interested persons."

Affirmative	Against	Abstain
4,725,345,125	18,960,874	26,366,750

3. To approve a new investment advisory agreement (a "New Advisory Agreement") between the fund, on behalf of the Treasury Series, and DeAM, Inc. to be implemented within two years of the date of the Special Meeting upon approval of the members of the fund's Board who are not "interested persons."

Affirmative	Against	Abstain
907,225,962	1,661,893	4,863,332

4. To approve a new investment advisory agreement (a "New Advisory Agreement") between the fund, on behalf of the Tax-Free Series, and DeAM, Inc. to be implemented within two years of the date of the Special Meeting upon approval of the members of the fund's Board who are not "interested persons."

Affirmative	Against	Abstain
1,082,667,215	5,467,769	3,835,304

Deutsche Bank Alex. Brown
Cash Reserve Fund
P.O. Box 1346
Baltimore, MD 21203

DBABCR-3

Printed (11/02)